Summary of Significant Accounting Policies, Change in Accounting Principles - Adjusted Financial Statements (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended											12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020		Dec. 31, 2019		Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Change in Accounting Principles [Abstract]
Percentage of inventory where cost was determined using the LIFO method		45.10%					49.40%						45.10%	49.40%
Interest expense													$ (13,487)	$ (14,435)	$ (14,819)
Weighted average diluted common shares (in shares)													22,937,441	23,240,348	19,827,562
Consolidated Balance Sheets [Abstract]
Inventories		$ 85,856					$ 76,731						$ 85,856	$ 76,731
Total current assets		163,403					195,002						163,403	195,002
Deferred income taxes		610					5,062						610	5,062
Total assets		496,049					457,398						496,049	457,398
Notes payable and long-term debt		302,112					299,840						302,112	299,840
Deferred income taxes		0					0						0	0
Total liabilities		378,562					369,316						378,562	369,316
Additional paid-in capital		102,423					100,530						102,423	100,530
Accumulated earnings (deficit)		23,645					(8,872)						23,645	(8,872)
Total stockholders' equity		117,487					88,082						117,487	88,082	$ 86,600	$ 53,324
Total liabilities and stockholders' equity		496,049					457,398						496,049	457,398
Consolidated Statements of Income [Abstract]
Cost of sales													215,121	224,872	190,066
Gross profit		52,316	$ 48,307	$ 47,936	$ 41,431		12,654		$ 42,952	$ 41,071	$ 40,440		189,990	137,117	142,617
Operating income													64,427	27,230	48,542
Interest expense, net													13,487	14,435	14,819
Income before income taxes													50,149	19,096	31,632
Income tax expense													11,957	2,863	6,305
Consolidated net income		$ 14,378	$ 9,020	$ 10,295	$ 4,499		$ (9,898)	[1],[2]	$ 6,502	$ 13,093	$ 6,536		$ 38,192	$ 16,233	$ 25,327
Basic EPS (in dollars per share)		$ 0.74	$ 0.47	$ 0.53	$ 0.23		$ (0.50)		$ 0.33	$ 0.67	$ 0.33		$ 1.97	$ 0.83	$ 1.31
Diluted EPS (in dollars per share)		$ 0.68	$ 0.44	$ 0.49	$ 0.22	[3]	$ (0.50)	[3]	$ 0.31	$ 0.65	$ 0.33		$ 1.85	$ 0.78	$ 1.28
Consolidated Statements of Comprehensive Income [Abstract]
Consolidated net income		$ 14,378	$ 9,020	$ 10,295	$ 4,499		$ (9,898)	[1],[2]	$ 6,502	$ 13,093	$ 6,536		$ 38,192	$ 16,233	$ 25,327
Comprehensive income													39,330	14,996	25,740
Consolidated Statements of Cash Flows [Abstract]
Consolidated net income		14,378	9,020	10,295	4,499		(9,898)	[1],[2]	6,502	13,093	6,536		38,192	16,233	25,327
Amortization of deferred financing costs													2,230	1,458	951
Deferred income taxes													4,742	(3,400)	2,585
Inventories													(8,004)	20,665	(20,708)
Consolidated Statements of Changes in Stockholders' Equity (Deficit) [Abstract]
Net income		14,378	9,020	10,295	4,499		(9,898)	[1],[2]	6,502	13,093	6,536		38,192	16,233	25,327
Stockholders' equity		117,487					88,082						117,487	88,082	86,600	53,324
Additional Paid-In Capital [Member]
Consolidated Balance Sheets [Abstract]
Total stockholders' equity		102,423					100,530						102,423	100,530	110,466	103,640
Consolidated Statements of Income [Abstract]
Consolidated net income													0	0	0
Consolidated Statements of Comprehensive Income [Abstract]
Consolidated net income													0	0	0
Consolidated Statements of Cash Flows [Abstract]
Consolidated net income													0	0	0
Consolidated Statements of Changes in Stockholders' Equity (Deficit) [Abstract]
Net income													0	0	0
Stockholders' equity		102,423					100,530						102,423	100,530	110,466	103,640
Accumulated Earnings (Deficit) [Member]
Consolidated Balance Sheets [Abstract]
Total stockholders' equity		23,645					(8,872)						23,645	(8,872)	(21,526)	(47,535)
Consolidated Statements of Income [Abstract]
Consolidated net income													38,192	16,233	25,327
Consolidated Statements of Comprehensive Income [Abstract]
Consolidated net income													38,192	16,233	25,327
Consolidated Statements of Cash Flows [Abstract]
Consolidated net income													38,192	16,233	25,327
Consolidated Statements of Changes in Stockholders' Equity (Deficit) [Abstract]
Net income													38,192	16,233	25,327
Stockholders' equity		23,645					(8,872)						23,645	(8,872)	(21,526)	$ (47,535)
As Originally Reported [Member]
Change in Accounting Principles [Abstract]
Interest expense													(20,226)	(17,342)
Consolidated Balance Sheets [Abstract]
Inventories		79,750					70,979						79,750	70,979
Total current assets		157,297					189,250						157,297	189,250
Deferred income taxes		0					0						0	0
Total assets		489,333					446,584						489,333	446,584
Notes payable and long-term debt		277,962					268,951						277,962	268,951
Deferred income taxes		4,082					1,572						4,082	1,572
Total liabilities		358,494					339,999						358,494	339,999
Additional paid-in capital		127,362					125,469						127,362	125,469
Accumulated earnings (deficit)		12,058					(15,308)						12,058	(15,308)
Total stockholders' equity		130,839					106,585						130,839	106,585	82,623
Total liabilities and stockholders' equity		489,333					446,584						489,333	446,584
Consolidated Statements of Income [Abstract]
Cost of sales													215,475	225,243	190,124
Gross profit		51,806	48,307	48,092	41,431		12,283		42,816	41,183	40,464		189,636	136,746	142,559
Operating income													64,073	26,859	48,484
Interest expense, net													20,226	17,342
Income before income taxes													43,056	15,818	31,574
Income tax expense													10,015	2,044	6,285
Consolidated net income		$ 12,743	$ 7,796	$ 9,227	$ 3,275		$ (12,265)		$ 6,274	$ 13,205	$ 6,560		$ 33,041	$ 13,774	$ 25,289
Basic EPS (in dollars per share)		$ 0.67	$ 0.41	$ 0.47	$ 0.17		$ (0.62)		$ 0.32	$ 0.67	$ 0.34		$ 1.70	$ 0.70	$ 1.31
Diluted EPS (in dollars per share)		$ 0.65	$ 0.40	$ 0.47	$ 0.16		$ (0.62)		$ 0.31	$ 0.66	$ 0.33		$ 1.67	$ 0.69	$ 1.28
Consolidated Statements of Comprehensive Income [Abstract]
Consolidated net income		$ 12,743	$ 7,796	$ 9,227	$ 3,275		$ (12,265)		$ 6,274	$ 13,205	$ 6,560		$ 33,041	$ 13,774	$ 25,289
Comprehensive income													34,179	12,537	25,702
Consolidated Statements of Cash Flows [Abstract]
Consolidated net income		12,743	7,796	9,227	3,275		(12,265)		6,274	13,205	6,560		33,041	13,774	25,289
Amortization of deferred financing costs													8,969	4,365
Deferred income taxes													2,800	(4,219)	2,565
Inventories													(7,650)	21,036	(20,650)
Consolidated Statements of Changes in Stockholders' Equity (Deficit) [Abstract]
Net income		12,743	7,796	9,227	3,275		(12,265)		6,274	13,205	6,560		33,041	13,774	25,289
Stockholders' equity		130,839					106,585						130,839	106,585	82,623
As Originally Reported [Member] | Additional Paid-In Capital [Member]
Consolidated Balance Sheets [Abstract]
Total stockholders' equity		127,362					125,469						127,362	125,469
Consolidated Statements of Changes in Stockholders' Equity (Deficit) [Abstract]
Stockholders' equity		127,362					125,469						127,362	125,469
As Originally Reported [Member] | Accumulated Earnings (Deficit) [Member]
Consolidated Balance Sheets [Abstract]
Total stockholders' equity		12,058					(15,308)						12,058	(15,308)	(25,503)
Consolidated Statements of Changes in Stockholders' Equity (Deficit) [Abstract]
Stockholders' equity		12,058					(15,308)						12,058	(15,308)	(25,503)
Effect of Change [Member] | LIFO Change [Member]
Change in Accounting Principles [Abstract]
Interest expense													0	0
Consolidated Balance Sheets [Abstract]
Inventories		6,106					5,752						6,106	5,752
Total current assets		6,106					5,752						6,106	5,752
Deferred income taxes		0					0						0	0
Total assets		6,106					5,752						6,106	5,752
Notes payable and long-term debt		0					0						0	0
Deferred income taxes		1,584					1,484						1,584	1,484
Total liabilities		1,584					1,484						1,584	1,484
Additional paid-in capital		0					0						0	0
Accumulated earnings (deficit)		4,522					4,268						4,522	4,268
Total stockholders' equity		4,522					4,268						4,522	4,268	3,977
Total liabilities and stockholders' equity		6,106					5,752						6,106	5,752
Consolidated Statements of Income [Abstract]
Cost of sales													(354)	(371)	(58)
Gross profit		510	0	(156)	0		371		136	(112)	(24)		354	371	58
Operating income													354	371	58
Interest expense, net													0	0
Income before income taxes													354	371	58
Income tax expense													100	80	20
Consolidated net income		$ 410	$ 0	$ (156)	$ 0		$ 291		$ 136	$ (112)	$ (24)		$ 254	$ 291	$ 38
Basic EPS (in dollars per share)		$ 0.02	$ 0	$ (0.01)	$ 0		$ 0.01		$ 0.01	$ 0	$ (0.01)		$ 0.01	$ 0.01	$ 0
Diluted EPS (in dollars per share)		$ 0.02	$ 0	$ (0.01)	$ 0		$ 0.01		$ 0.01	$ (0.01)	$ 0		$ 0.01	$ 0.01	$ 0
Consolidated Statements of Comprehensive Income [Abstract]
Consolidated net income		$ 410	$ 0	$ (156)	$ 0		$ 291		$ 136	$ (112)	$ (24)		$ 254	$ 291	$ 38
Comprehensive income													254	291	38
Consolidated Statements of Cash Flows [Abstract]
Consolidated net income		410	0	(156)	0		291		136	(112)	(24)		254	291	38
Amortization of deferred financing costs													0	0
Deferred income taxes													100	80	20
Inventories													(354)	(371)	(58)
Consolidated Statements of Changes in Stockholders' Equity (Deficit) [Abstract]
Net income		410	0	(156)	0		291		136	(112)	(24)		254	291	38
Stockholders' equity		4,522					4,268						4,522	4,268	3,977
Effect of Change [Member] | LIFO Change [Member] | Additional Paid-In Capital [Member]
Consolidated Balance Sheets [Abstract]
Total stockholders' equity		0					0						0	0
Consolidated Statements of Changes in Stockholders' Equity (Deficit) [Abstract]
Stockholders' equity		0					0						0	0
Effect of Change [Member] | LIFO Change [Member] | Accumulated Earnings (Deficit) [Member]
Consolidated Balance Sheets [Abstract]
Total stockholders' equity		4,522					4,268						4,522	4,268	3,977
Consolidated Statements of Changes in Stockholders' Equity (Deficit) [Abstract]
Stockholders' equity		4,522					4,268						4,522	4,268	3,977
Effect of Change [Member] | ASU 2020-06 Adoption [Member]
Change in Accounting Principles [Abstract]
Interest expense													6,739	2,907
Consolidated Balance Sheets [Abstract]
Inventories		0					0						0	0
Total current assets		0					0						0	0
Deferred income taxes		0					0						0	0
Total assets		0					0						0	0
Notes payable and long-term debt		24,150					30,889						24,150	30,889
Deferred income taxes		(6,276)					(8,118)						(6,276)	(8,118)
Total liabilities		17,874					22,771						17,874	22,771
Additional paid-in capital		(24,939)					(24,939)						(24,939)	(24,939)
Accumulated earnings (deficit)		7,065					2,168						7,065	2,168
Total stockholders' equity		(17,874)					(22,771)						(17,874)	(22,771)	0
Total liabilities and stockholders' equity		0					0						0	0
Consolidated Statements of Income [Abstract]
Cost of sales													0	0	0
Gross profit		0	0	0	0		0		0	0	0		0	0	0
Operating income													0	0	0
Interest expense, net													(6,739)	(2,907)
Income before income taxes													6,739	2,907	0
Income tax expense													1,842	739	0
Consolidated net income		$ 1,225	$ 1,224	$ 1,224	$ 1,224		$ 2,076		$ 92	$ 0	$ 0		$ 4,897	$ 2,168	$ 0
Basic EPS (in dollars per share)		$ 0.05	$ 0.06	$ 0.07	$ 0.06		$ 0.11		$ 0	$ 0	$ 0		$ 0.26	$ 0.12	$ 0
Diluted EPS (in dollars per share)		$ 0.01	$ 0.04	$ 0.03	$ 0.06		$ 0.11		$ (0.01)	$ 0	$ 0		$ 0.17	$ 0.08	$ 0
Consolidated Statements of Comprehensive Income [Abstract]
Consolidated net income		$ 1,225	$ 1,224	$ 1,224	$ 1,224		$ 2,076		$ 92	$ 0	$ 0		$ 4,897	$ 2,168	$ 0
Comprehensive income													4,897	2,168	0
Consolidated Statements of Cash Flows [Abstract]
Consolidated net income		1,225	1,224	1,224	1,224		2,076		92	0	0		4,897	2,168	0
Amortization of deferred financing costs													(6,739)	(2,907)
Deferred income taxes													1,842	739	0
Inventories													0	0	0
Consolidated Statements of Changes in Stockholders' Equity (Deficit) [Abstract]
Net income		1,225	$ 1,224	$ 1,224	$ 1,224		2,076		$ 92	$ 0	$ 0		4,897	2,168	0
Stockholders' equity		(17,874)					(22,771)						(17,874)	(22,771)	0
Effect of Change [Member] | ASU 2020-06 Adoption [Member] | Forecast [Member]
Change in Accounting Principles [Abstract]
Interest expense												$ 6,700
Weighted average diluted common shares (in shares)	3,200,000
Consolidated Statements of Income [Abstract]
Interest expense, net												$ (6,700)
Effect of Change [Member] | ASU 2020-06 Adoption [Member] | Additional Paid-In Capital [Member]
Consolidated Balance Sheets [Abstract]
Total stockholders' equity		(24,939)					(24,939)						(24,939)	(24,939)
Consolidated Statements of Changes in Stockholders' Equity (Deficit) [Abstract]
Stockholders' equity		(24,939)					(24,939)						(24,939)	(24,939)
Effect of Change [Member] | ASU 2020-06 Adoption [Member] | Accumulated Earnings (Deficit) [Member]
Consolidated Balance Sheets [Abstract]
Total stockholders' equity		7,065					2,168						7,065	2,168	0
Consolidated Statements of Changes in Stockholders' Equity (Deficit) [Abstract]
Stockholders' equity		7,065					2,168						7,065	2,168	$ 0
Reclassification [Member]
Consolidated Balance Sheets [Abstract]
Inventories		0					0						0	0
Total current assets		0					0						0	0
Deferred income taxes		610					5,062						610	5,062
Total assets		610					5,062						610	5,062
Notes payable and long-term debt		0					0						0	0
Deferred income taxes		610					5,062						610	5,062
Total liabilities		610					5,062						610	5,062
Additional paid-in capital		0					0						0	0
Accumulated earnings (deficit)		0					0						0	0
Total stockholders' equity		0					0						0	0
Total liabilities and stockholders' equity		610					5,062						610	5,062
Consolidated Statements of Changes in Stockholders' Equity (Deficit) [Abstract]
Stockholders' equity		$ 0					$ 0						$ 0	$ 0

[1]	Includes an immaterial out of period non-cash adjustment of $0.8 million net of tax of $0.3 million related to the prior quarters of 2019
[2]	Includes corporate and vapor restructuring costs of $12.7 million net of tax of $5.1 million
[3]	The effect of 3,202,808 shares issuable upon conversion of the Convertible Senior Notes were excluded from the diluted net income per share calculation because the effect would have been antidilutive.